FAIR VALUE OF FINANCIAL INSTRUMENTS - Disclosure Of Financial assets And Liabilities Measured At Fair Value (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
FAIR VALUE OF FINANCIAL INSTRUMENTS
Assets	¥ 7,755,416	¥ 8,935,925
Recurring fair value measurement | Financial assets at fair value through profit or loss, category
FAIR VALUE OF FINANCIAL INSTRUMENTS
Assets	254,704
Recurring fair value measurement | Financial assets at fair value through profit or loss, category | Level 1
FAIR VALUE OF FINANCIAL INSTRUMENTS
Assets	23,015
Recurring fair value measurement | Financial assets at fair value through profit or loss, category | Level 2
FAIR VALUE OF FINANCIAL INSTRUMENTS
Assets	2,293
Recurring fair value measurement | Financial assets at fair value through profit or loss, category | Level 3
FAIR VALUE OF FINANCIAL INSTRUMENTS
Assets	¥ 229,396